Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
Consolidated and separate financial statements [line items]
Total derivatives

Total derivatives	2017			2016
	Notional contract amount	Fair value		Notional contract amount	Fair value
		Assets	Liabilities		Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Total derivative assets/(liabilities) held for trading	35,686,673	237,504	(237,236)	36,185,820	345,624	(339,646)
Total derivative assets/(liabilities) held for risk management	231,348	165	(1,109)	336,524	1,002	(841)
Derivative assets/(liabilities)	35,918,021	237,669	(238,345)	36,522,344	346,626	(340,487)

Derivatives held for trading
Derivatives held for trading		2017			2016
	Notional contract amount	Fair value		Notional contract amount	Fair value
		Assets	Liabilities		Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Foreign exchange derivatives
Forward foreign exchange	3,131,184	26,534	(26,177)	2,308,922	32,442	(30,907)
Currency swaps	1,098,587	23,675	(22,003)	1,086,552	40,083	(40,164)
OTC options bought and sold	506,156	4,056	(4,665)	772,031	6,338	(6,762)
OTC derivatives	4,735,927	54,265	(52,845)	4,167,505	78,863	(77,833)
Foreign exchange derivatives cleared by central counterparty	59,618	607	(585)	43,478	366	(388)
Exchange traded futures and options – bought and sold	24,266	30	(30)	18,813	31	(27)
Foreign exchange derivatives	4,819,811	54,902	(53,460)	4,229,796	79,260	(78,248)
Interest rate derivatives
Interest rate swaps	5,680,977	121,560	(112,187)	4,799,897	153,822	(143,059)
Forward rate agreements	268,277	87	(88)	296,559	999	(968)
OTC options bought and sold	2,384,453	27,235	(29,635)	2,522,430	42,412	(43,373)
OTC derivatives	8,333,707	148,882	(141,910)	7,618,886	197,233	(187,400)
Interest rate derivatives cleared by central counterparty	13,215,545	3,675	(3,390)	14,439,407	30,503	(31,528)
Exchange traded futures and options – bought and sold	7,644,560	362	(358)	7,952,733	397	(370)
Interest rate derivatives	29,193,812	152,919	(145,658)	30,011,026	228,133	(219,298)
Credit derivatives
OTC swaps	411,160	7,595	(6,233)	615,057	11,811	(10,513)
Credit derivatives cleared by central counterparty	303,841	4,954	(5,319)	332,743	4,462	(4,572)
Credit derivatives	715,001	12,549	(11,552)	947,800	16,273	(15,085)
Equity and stock index derivatives
OTC options bought and sold	58,456	5,262	(9,591)	102,545	6,766	(8,837)
Equity swaps and forwards	103,283	2,235	(5,478)	105,120	2,253	(4,435)
OTC derivatives	161,739	7,497	(15,069)	207,665	9,019	(13,272)
Exchange traded futures and options – bought and sold	632,662	7,201	(9,050)	585,620	8,070	(8,600)
Equity and stock index derivatives	794,401	14,698	(24,119)	793,285	17,089	(21,872)
Commodity derivatives
OTC options bought and sold	4,465	32	(103)	14,053	395	(461)
Commodity swaps and forwards	12,755	662	(753)	16,086	1,528	(1,821)
OTC derivatives	17,220	694	(856)	30,139	1,923	(2,282)
Exchange traded futures and options – bought and sold	146,428	1,742	(1,591)	173,774	2,946	(2,861)
Commodity derivatives	163,648	2,436	(2,447)	203,913	4,869	(5,143)
Derivative assets/(liabilities) held for trading	35,686,673	237,504	(237,236)	36,185,820	345,624	(339,646)

Total OTC derivatives held for trading	13,659,753	218,933	(216,913)	12,639,252	298,849	(291,300)
Total derivatives cleared by central counterparty held for trading	13,579,004	9,236	(9,294)	14,815,628	35,331	(36,488)
Total exchange traded derivatives held for trading	8,447,916	9,335	(11,029)	8,730,940	11,444	(11,858)
Derivative assets/(liabilities) held for trading	35,686,673	237,504	(237,236)	36,185,820	345,624	(339,646)

Derivatives held for risk management
Derivatives held for risk management	2017			2016
	Notional contract amount	Fair value		Notional contract amount	Fair value
		Assets	Liabilities		Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Derivatives designated as cash flow hedges
Currency swaps	-	-	-	1,357	453	-
Interest rate swaps	1,482	7	(3)	5,965	154	(6)
Interest rate derivatives cleared by central counterparty	122,103	-	-	181,541	62	(27)
Derivatives designated as cash flow hedges	123,585	7	(3)	188,863	669	(33)
Derivatives designated as fair value hedges
Interest rate swaps	7,345	117	(1,096)	10,733	301	(744)
Interest rate derivatives cleared by central counterparty	97,436	-	-	130,842	-	-
Derivatives designated as fair value hedges	104,781	117	(1,096)	141,575	301	(744)
Derivatives designated as hedges of net investments
Forward foreign exchange	2,982	41	(10)	6,086	32	(64)
Derivatives designated as hedges of net investments	2,982	41	(10)	6,086	32	(64)
Derivative assets/(liabilities) held for risk management	231,348	165	(1,109)	336,524	1,002	(841)

Total OTC derivatives held for risk management	11,809	165	(1,109)	24,141	940	(814)
Total derivatives cleared by central counterparty held for risk management	219,539	-	-	312,383	62	(27)
Derivative assets/(liabilities) held for risk management	231,348	165	(1,109)	336,524	1,002	(841)

Hedged forecast cash flows
	Total	Up to one year	One to two years	Two to three years	Three to four years	Four to five years	More than five years
	£m	£m	£m	£m	£m	£m	£m
2017
Forecast receivable cash flows	2,671	484	584	561	416	305	321
Forecast payable cash flows	-	-	-	-	-	-	-

2016
Forecast receivable cash flows	2,616	455	531	511	411	327	381
Forecast payable cash flows	52	15	16	7	6	5	3

Amounts recognised in net interest income
	2017	2016
Amounts recognised in net interest income	£m	£m
Gains on the hedged items attributable to the hedged risk	550	1,787
Losses on the hedging instruments	(460)	(1,741)
Fair value ineffectiveness	90	46
Cash flow hedging ineffectiveness	(135)	28
Net investment hedging ineffectiveness	2	(3)

Barclays Bank PLC [member]
Consolidated and separate financial statements [line items]
Total derivatives
j Derivative financial instruments

	Notional contract amount	Fair value Assets	Liabilities
	£m	£m	£m
Year ended 31 December 2017
Total derivative assets/(liabilities) held for trading	35,747,945	237,741	(237,242)
Total derivative assets/(liabilities) held for risk management	175,785	246	(1,103)
Derivative assets/(liabilities)	35,923,730	237,987	(238,345)

Year ended 31 December 2016
Total derivative assets/(liabilities) held for trading	36,261,030	345,834	(339,647)
Total derivative assets/(liabilities) held for risk management	261,314	986	(840)
Derivative assets/(liabilities)	36,522,344	346,820	(340,487)